Net interest income	6 Months Ended
Jun. 30, 2019
Net interest income
5 Net interest income
in	2Q19	1Q19	2Q18	6M19	6M18
Net interest income (CHF million)
Loans	1,855	1,787	1,679	3,642	3,282
Investment securities	3	3	20	6	30
Trading assets	2,246	1,500	1,968	3,746	3,540
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	779	781	706	1,560	1,363
Other	770	747	717	1,517	1,326
Interest and dividend income	5,653	4,818	5,090	10,471	9,541
Deposits	(808)	(783)	(587)	(1,591)	(1,037)
Short-term borrowings	(114)	(97)	(123)	(211)	(205)
Trading liabilities	(1,069)	(714)	(1,144)	(1,783)	(2,004)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(456)	(482)	(477)	(938)	(876)
Long-term debt	(910)	(904)	(982)	(1,814)	(1,892)
Other	(295)	(306)	(184)	(601)	(349)
Interest expense	(3,652)	(3,286)	(3,497)	(6,938)	(6,363)
Net interest income	2,001	1,532	1,593	3,533	3,178

Bank
Net interest income
5 Net interest income
in	6M19	6M18
Net interest income (CHF million)
Loans	3,646	3,285
Investment securities	5	30
Trading assets	3,746	3,540
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,560	1,363
Other	1,519	1,328
Interest and dividend income	10,476	9,546
Deposits	(1,593)	(1,038)
Short-term borrowings	(218)	(210)
Trading liabilities	(1,783)	(2,004)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(938)	(876)
Long-term debt	(1,788)	(1,828)
Other	(601)	(347)
Interest expense	(6,921)	(6,303)
Net interest income	3,555	3,243